Tax reforms (Tables)	12 Months Ended
Dec. 31, 2022
Tax reforms
Schedule of surcharge rate

2023 Surcharge Price Triggers	Surcharge rate
< US$ 65.28 /bbl	0%
US$ 65.28 to US$ 73.77 /bbl	5%
US$ 73.78 to US$ 78.69 /bbl	10%
> US$ 78.69 /bbl	15%